Recently Issued Accounting Pronouncements Impact of Recently Issued Accounting Pronouncements (Detail) - USD ($) $ in Millions	Jan. 01, 2017	Jan. 01, 2016
Impact of Recently Adopted Accounting Pronouncements [Abstract]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 1	$ 5